Exhibit 99.16

JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
300621844	Property Type	Single Family - Detached	PUD - Detached	Entered Value captured from the Appraisal
300621844	Total Debt To Income Ratio	27.090000	26.699999	Variance is non-material
300621804	Total Debt To Income Ratio	26.620000	30.689999	Approval DTI 30.69%, non-material variance due to rounding.
300621804	Appraised Value	598500.0	600000.0	Entered Value captured from the Appraisal. Tape Value is the Purchase Price.
300602052	Total Debt To Income Ratio	22.90	27.61	Approved DTI 27.61% / Review Calculated DTI 27.61%, no variance.
300602052	Appraised Value	561500.0	562000.0	Tape Value is the Sales Price. Entered Value is the Appraisal Value.
300628230	Total Debt To Income Ratio	30.220000	29.550001	Approval DTI: 29.55% per 1008 / Review DTI: 29.55%, no variance.
300591924	Total Debt To Income Ratio	36.07	35.80	Approval DTI 35.80%. Final DTI 35.80%. Tape: Unknown
300486298	Appraised Value	1435000.0	1460000.0
300477226	Property Type	Single Family - Attached	Single Family - Detached	Property type confirmed by appraisal.
300477226	Total Debt To Income Ratio	38.120000	29.179998	Approval DTI of 29.179% per 1008 . Review DTI of 29.18%. No material variance. source of tape value is unknown.